CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred stock, shares outstanding	41,587,368
Common shares, par value, (per share)	$ 0.0001			$ 0.0001	$ 0.0001			$ 0.0001
Common shares, shares authorized	74,666,115			74,666,115				61,057,864
Common shares, shares issued	4,595,168			2,765,097				8,396,425
Common shares, shares outstanding	4,595,168		4,488,416	2,765,097	8,544,436		8,468,742	8,396,425	8,273,865
Temporary equity, shares issued	41,587,368			41,587,368				32,653,742
Temporary equity, shares outstanding	41,587,368			41,587,368	41,692,230			32,653,742
LifeSci Acquisition II Corp
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001				$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000				1,000,000
Preferred stock, shares issued	0	0				0
Preferred stock, shares outstanding	0	0				0
Common shares, par value, (per share)	$ 0.0001	$ 0.0001				$ 0.0001
Common shares, shares authorized	30,000,000	30,000,000				30,000,000
Common shares, shares issued	2,002,260	2,002,260				2,156,250
Common shares, shares outstanding	2,002,260	2,002,260				2,156,250
Temporary equity, shares outstanding	8,009,041	8,009,041
Common stock subject to redemption | LifeSci Acquisition II Corp
Temporary equity, shares issued		8,009,041				0
Temporary equity, shares outstanding	8,009,041	8,009,041				0
Purchase price, per unit		$ 10.00				$ 10.00